Fair Value of Investments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Investments

Note 3 - Fair Value of Investments

Accounting standards provide a framework for measuring investments at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

Three levels of inputs may be used to measure fair value:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access;

Level 2 - Inputs to the valuation methodology include (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in inactive markets, (iii) inputs other than quoted prices that are observable for the asset or liability, or (iv) inputs that are derived from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability; and

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Mutual Funds - These investments are public investment vehicles valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. The NAV is a quoted price in an active market and classified within level 1 of the valuation hierarchy. The mutual funds held by the Plan are deemed to be actively traded.

The GEO Group, Inc. Common Stock Fund - The GEO Group, Inc. common stock fund is based on the ending quoted closing price of the common stock of the Company that is held by the account on the last day of the Plan year plus any cash held in the account, and is classified within level 1 of the valuation hierarchy.

Collective Trust Fund - This investment consists of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets. The collective trust fund held by the Plan seeks long-term growth of capital from a high conviction concentrated portfolio of large U.S. stocks. Shares held in the collective trust fund are reported at the NAV as determined by the issuer based on the underlying fair value of its net assets.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Below are the Plan’s investments carried at fair value on a recurring basis at December 31, 2025 and 2024 by the fair value hierarchy levels described above:

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
The GEO Group, Inc. common stock fund	$4,654,173	$4,654,173	$—	$—
Mutual funds	253,639,213	253,639,213	—	—
Total investments measured in the fair value hierarchy	$258,293,386	$258,293,386	$—	$—
Collective trust fund measured at net asset value [1]	19,229,850
Total investments, at fair value	$277,523,236

		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
	Total	Identical Assets	Inputs	Inputs
December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
The GEO Group, Inc. common stock fund	$7,770,093	$7,770,093	$—	$—
Mutual funds	207,392,241	207,392,241	—	—
Total investments measured in the fair value hierarchy	$215,162,334	$215,162,334	$—	$—
Collective trust fund measured at net asset value [1]	19,174,252
Total investments, at fair value	$234,336,586

[1] Investments in the collective trust at December 31, 2025 and 2024 that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the statement of net assets available for benefits. Participant transactions (purchases and sales) may occur daily. Redemption for the collective trust is permitted daily with no other restrictions or notice periods and there are no unfunded commitments.